CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
CONSOLIDATING FINANCIAL STATEMENTS
CONSOLIDATING FINANCIAL STATEMENTS

21.           CONSOLIDATING FINANCIAL STATEMENTS

The obligations of the Company under the senior notes are guaranteed by the following 100% owned subsidiaries of the Company (the “guarantor subsidiaries”): Round Mountain Gold Corporation, Kinross Brasil Mineração S.A., Fairbanks Gold Mining, Inc., Melba Creek Mining, Inc., KG Mining (Round Mountain) Inc., KG Mining (Bald Mountain) Inc., Red Back Mining B.V., Red Back Mining (Ghana) Limited, White Ice Ventures Limited, KG Far East (Luxembourg) Sarl. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional; subject to certain customary release provisions contained in the indenture governing the senior notes.

The following tables contain separate financial information related to the guarantor subsidiaries as set out in the consolidating balance sheets as at December 31, 2019 and 2018 and the consolidating statements of operations, statements of comprehensive income (loss) and statements of cash flows for the years ended December 31, 2019 and 2018. For purposes of this information, the financial statements of Kinross Gold Corporation and of the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis.

Consolidating balance sheet as at December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$124.9	$119.5	$—	$244.4	$330.7	$—	$575.1
Restricted cash	—	6.6	—	6.6	8.6	—	15.2
Accounts receivable and other assets	6.7	57.1	—	63.8	66.4	—	130.2
Intercompany receivables	601.5	1,231.0	(317.0)	1,515.5	4,406.6	(5,922.1)	—
Current income tax recoverable	—	0.7	—	0.7	42.5	—	43.2
Inventories	3.4	507.1	—	510.5	543.3	—	1,053.8
Unrealized fair value of derivative assets	3.9	0.5	—	4.4	2.8	—	7.2
	740.4	1,922.5	(317.0)	2,345.9	5,400.9	(5,922.1)	$1,824.7
Non-current assets
Property, plant and equipment	77.8	3,497.3	—	3,575.1	2,764.9	—	6,340.0
Goodwill	—	158.8	—	158.8	—	—	158.8
Long-term investments	116.5	—	—	116.5	9.7	—	126.2
Investments in joint venture	—	—	—	—	18.4	—	18.4
Intercompany investments	4,354.0	4,497.2	(7,127.1)	1,724.1	15,342.4	(17,066.5)	—
Unrealized fair value of derivative assets	1.8	1.7	—	3.5	1.0	—	4.5
Other long-term assets	15.4	164.8	—	180.2	388.0	—	568.2
Long-term intercompany receivables	3,215.1	1,964.7	(1,759.8)	3,420.0	3,500.3	(6,920.3)	—
Deferred tax assets	—	—	—	—	35.2	—	35.2
Total assets	$8,521.0	$12,207.0	$(9,203.9)	$11,524.1	$27,460.8	$(29,908.9)	$9,076.0

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$89.1	$208.7	$—	$297.8	$171.5	$—	$469.3
Intercompany payables	123.0	858.1	(317.0)	664.1	5,258.0	(5,922.1)	—
Current income tax payable	—	65.4	—	65.4	2.6	—	68.0
Current portion of provisions	—	25.7	—	25.7	32.2	—	57.9
Other current liabilities	2.6	10.8	—	13.4	6.9	—	20.3
	214.7	1,168.7	(317.0)	1,066.4	5,471.2	(5,922.1)	615.5
Non-current liabilities
Long-term debt and credit facilities	1,837.4	—	—	1,837.4	—	—	1,837.4
Provisions	11.4	448.4	—	459.8	378.8	—	838.6
Long-term lease liabilities	18.4	11.5	—	29.9	9.0	—	38.9
Unrealized fair value of derivative liabilities	0.3	—	—	0.3	0.5	—	0.8
Other long-term liabilities	—	45.0	—	45.0	62.7	—	107.7
Long-term intercompany payables	1,120.3	3,141.7	(1,759.8)	2,502.2	4,418.1	(6,920.3)	—
Deferred tax liabilities	—	264.6	—	264.6	39.9	—	304.5
Total liabilities	3,202.5	5,079.9	(2,076.8)	6,205.6	10,380.2	(12,842.4)	3,743.4

Equity
Common shareholders’ equity
Common share capital	$14,926.2	$1,795.3	$(1,795.3)	$14,926.2	$19,276.8	$(19,276.8)	$14,926.2
Contributed surplus	242.1	3,476.0	(3,476.0)	242.1	6,556.0	(6,556.0)	242.1
Accumulated deficit	(9,829.4)	1,875.3	(1,875.3)	(9,829.4)	(8,712.2)	8,712.2	(9,829.4)
Accumulated other comprehensive income (loss)	(20.4)	(19.5)	19.5	(20.4)	(54.1)	54.1	(20.4)
Total common shareholders’ equity	5,318.5	7,127.1	(7,127.1)	5,318.5	17,066.5	(17,066.5)	5,318.5
Non-controlling interest	—	—	—	—	14.1	—	14.1
Total equity	5,318.5	7,127.1	(7,127.1)	5,318.5	17,080.6	(17,066.5)	5,332.6

Total liabilities and equity	$8,521.0	$12,207.0	$(9,203.9)	$11,524.1	$27,460.8	$(29,908.9)	$9,076.0

Consolidating balance sheet as at December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$29.7	$103.8	$—	$133.5	$215.5	$—	$349.0
Restricted cash	—	6.2	—	6.2	6.5	—	12.7
Accounts receivable and other assets	9.7	30.4	—	40.1	61.3	—	101.4
Intercompany receivables	558.9	1,098.0	(275.8)	1,381.1	4,283.2	(5,664.3)	—
Current income tax recoverable	—	2.3	—	2.3	76.7	—	79.0
Inventories	2.6	478.3	—	480.9	571.1	—	1,052.0
Unrealized fair value of derivative assets	3.3	0.5	—	3.8	—	—	3.8
	604.2	1,719.5	(275.8)	2,047.9	5,214.3	(5,664.3)	1,597.9
Non-current assets
Property, plant and equipment	31.5	2,931.4	—	2,962.9	2,556.2	—	5,519.1
Goodwill	—	158.8	—	158.8	3.9	—	162.7
Long-term investments	145.9	—	—	145.9	10.0	—	155.9
Investments in joint ventures	—	—	—	—	18.3	—	18.3
Intercompany investments	3,557.8	3,983.5	(6,213.0)	1,328.3	15,167.0	(16,495.3)	—
Unrealized fair value of derivative assets	—	0.8	—	0.8	—	—	0.8
Other long-term assets	11.7	187.3	—	199.0	365.1	—	564.1
Long-term intercompany receivables	3,215.3	2,421.7	(1,981.0)	3,656.0	3,576.0	(7,232.0)	—
Deferred tax assets	—	—	—	—	45.0	—	45.0
Total assets	$7,566.4	$11,403.0	$(8,469.8)	$10,499.6	$26,955.8	$(29,391.6)	$8,063.8

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$74.5	$207.9	$—	$282.4	$183.5	$—	$465.9
Intercompany payables	131.0	687.3	(275.8)	542.5	5,121.8	(5,664.3)	—
Current income tax payable	—	14.1	—	14.1	7.6	—	21.7
Current portion of provisions	—	23.6	—	23.6	49.0	—	72.6
Other current liabilities	7.1	12.3	—	19.4	32.8	—	52.2
	212.6	945.2	(275.8)	882.0	5,394.7	(5,664.3)	612.4
Non-current liabilities
Long-term debt and credit facilities	1,735.0	—	—	1,735.0	—	—	1,735.0
Provisions	10.9	403.0	—	413.9	402.5	—	816.4
Long-term lease liabilities	—	—	—	—	—	—	—
Unrealized fair value of derivative liabilities	3.9	3.6	—	7.5	2.1	—	9.6
Other long-term liabilities	—	54.7	—	54.7	43.2	—	97.9
Long-term intercompany payables	1,097.3	3,589.4	(1,981.0)	2,705.7	4,526.3	(7,232.0)	—
Deferred tax liabilities	—	194.1	—	194.1	71.1	—	265.2
Total liabilities	3,059.7	5,190.0	(2,256.8)	5,992.9	10,439.9	(12,896.3)	3,536.5

Equity
Common shareholders’ equity
Common share capital	$14,913.4	$1,795.3	$(1,795.3)	$14,913.4	$19,217.6	$(19,217.6)	$14,913.4
Contributed surplus	239.8	3,442.6	(3,442.6)	239.8	6,415.6	(6,415.6)	239.8
Accumulated deficit	(10,548.0)	1,001.6	(1,001.6)	(10,548.0)	(9,078.2)	9,078.2	(10,548.0)
Accumulated other comprehensive income (loss)	(98.5)	(26.5)	26.5	(98.5)	(59.7)	59.7	(98.5)
Total common shareholders’ equity	4,506.7	6,213.0	(6,213.0)	4,506.7	16,495.3	(16,495.3)	4,506.7
Non-controlling interest	—	—	—	—	20.6	—	20.6
Total equity	4,506.7	6,213.0	(6,213.0)	4,506.7	16,515.9	(16,495.3)	4,527.3

Total liabilities and equity	$7,566.4	$11,403.0	$(8,469.8)	$10,499.6	$26,955.8	$(29,391.6)	$8,063.8

Consolidating statement of operations for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,892.0	$1,848.0	$(1,794.7)	$1,945.3	$1,552.0	$—	$3,497.3

Cost of sales
Production cost of sales	1,857.5	1,009.8	(1,794.5)	1,072.8	706.1	—	1,778.9
Depreciation, depletion and amortization	3.3	373.7	(0.2)	376.8	354.5	—	731.3
Reversals of impairment charges	—	(200.7)	—	(200.7)	(161.1)	—	(361.8)
Total cost of sales	1,860.8	1,182.8	(1,794.7)	1,248.9	899.5	—	2,148.4
Gross profit	31.2	665.2	—	696.4	652.5	—	1,348.9
Other operating expense	18.0	21.6	—	39.6	68.9	—	108.5
Exploration and business development	29.6	20.8	—	50.4	63.1	—	113.5
General and administrative	86.1	4.7	—	90.8	45.0	—	135.8
Operating earnings (loss)	(102.5)	618.1	—	515.6	475.5	—	991.1
Other income (expense) - net	33.0	2.1	—	35.1	249.2	(211.7)	72.6
Equity in earnings (losses) of joint ventures and intercompany investments	767.1	390.5	(824.4)	333.2	0.1	(333.2)	0.1
Finance income	83.5	57.1	(7.2)	133.4	89.7	(215.2)	7.9
Finance expense	(63.7)	(75.0)	7.2	(131.5)	(191.6)	215.2	(107.9)
Earnings (loss) before tax	717.4	992.8	(824.4)	885.8	622.9	(544.9)	963.8
Income tax (expense) recovery - net	1.2	(168.4)	—	(167.2)	(79.5)	—	(246.7)
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$543.4	$(544.9)	$717.1
Net earnings (loss) attributable to:
Non-controlling interest	$—	$—	$—	$—	$(1.5)	$—	$(1.5)
Common shareholders	$718.6	$824.4	$(824.4)	$718.6	$544.9	$(544.9)	$718.6

Consolidating statement of operations for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Revenue
Metal sales	$1,936.0	$1,837.2	$(1,784.0)	$1,989.2	$1,223.4	$—	$3,212.6

Cost of sales
Production cost of sales	1,897.7	1,091.6	(1,784.0)	1,205.3	655.2	—	1,860.5
Depreciation, depletion and amortization	3.7	409.3	—	413.0	359.4	—	772.4
Reversals of impairment charges	—	—	—	—	—	—	—
Total cost of sales	1,901.4	1,500.9	(1,784.0)	1,618.3	1,014.6	—	2,632.9
Gross profit	34.6	336.3	—	370.9	208.8	—	579.7
Other operating expense	7.6	59.9	—	67.5	69.5	—	137.0
Exploration and business development	26.1	17.4	—	43.5	65.7	—	109.2
General and administrative	76.0	4.5	—	80.5	52.5	—	133.0
Operating earnings (loss)	(75.1)	254.5	—	179.4	21.1	—	200.5
Other income (expense) - net	12.9	(57.9)	—	(45.0)	460.1	(411.9)	3.2
Equity in earnings (losses) of joint ventures, associate and intercompany investments	41.4	1.0	(78.1)	(35.7)	0.1	35.3	(0.3)
Finance income	64.7	59.8	(8.1)	116.4	123.0	(228.4)	11.0
Finance expense	(64.6)	(104.5)	8.1	(161.0)	(168.6)	228.4	(101.2)
Earnings (loss) before tax	(20.7)	152.9	(78.1)	54.1	435.7	(376.6)	113.2
Income tax (expense) recovery - net	(2.9)	(74.8)	—	(77.7)	(61.1)	—	(138.8)
Net earnings (loss)	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)
Net earnings (loss) attributable to:
Non-controlling interest	$—	$—	$—	$—	$(2.0)	$—	$(2.0)
Common shareholders	$(23.6)	$78.1	$(78.1)	$(23.6)	$376.6	$(376.6)	$(23.6)

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$543.4	$(544.9)	$717.1
Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value (a)	49.6	—	—	49.6	(0.6)	—	49.0
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	14.2	9.4	—	23.6	—	—	23.6
Cash flow hedges - reclassified to profit or loss (c)	(0.3)	5.8	—	5.5	—	—	5.5
	63.5	15.2	—	78.7	(0.6)	—	78.1
Equity in other comprehensive income (loss) of intercompany investments	14.6	—	(15.2)	(0.6)	—	0.6	—
Total comprehensive income (loss)	$796.7	$839.6	$(839.6)	$796.7	$542.8	$(544.3)	$795.2
Attributable to non-controlling interest	$—	$—	$—	$—	$(1.5)	$—	$(1.5)
Attributable to common shareholders	$796.7	$839.6	$(839.6)	$796.7	$544.3	$(544.3)	$796.7

(a) Net of tax of	$—	$—	$—	$—	$0.3	$—	$0.3
(b) Net of tax of	$1.3	$3.2	$—	$4.5	$—	$—	$4.5
(c) Net of tax of	$(0.1)	$3.3	$—	$3.2	$—	$—	$3.2

Consolidating statement of comprehensive income (loss) for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net earnings (loss)	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)

Other comprehensive income (loss), net of tax:
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value (a)	(24.2)	—	—	(24.2)	(1.6)	—	(25.8)
Items that are or may be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value (b)	(12.1)	(35.8)	—	(47.9)	—	—	(47.9)
Cash flow hedges - reclassified to profit or loss (c)	(6.7)	(2.4)	—	(9.1)	—	—	(9.1)
	(43.0)	(38.2)	—	(81.2)	(1.6)	—	(82.8)
Equity in other comprehensive income (loss) of intercompany investments	(39.8)	—	38.2	(1.6)	—	1.6	—
Total comprehensive income (loss)	$(106.4)	$39.9	$(39.9)	$(106.4)	$373.0	$(375.0)	$(108.4)

Attributable to non-controlling interest	$—	$—	$—	$—	$(2.0)	$—	$(2.0)
Attributable to common shareholders	$(106.4)	$39.9	$(39.9)	$(106.4)	$375.0	$(375.0)	$(106.4)

(a) Net of tax of	$—	$—	$—	$—	$(0.3)	$—	$(0.3)
(b) Net of tax of	$(3.0)	$(17.9)	$—	$(20.9)	$—	$—	$(20.9)
(c) Net of tax of	$—	$0.2	$—	$0.2	$—	$—	$0.2

Consolidating statement of cash flows for the year ended December 31, 2019

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$718.6	$824.4	$(824.4)	$718.6	$543.4	$(544.9)	$717.1
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.3	373.7	(0.2)	376.8	354.5	—	731.3
Gain on disposition of associate and other interests - net	—	—	—	—	—	—	—
Reversals of impairment charges	—	(200.7)	—	(200.7)	(161.1)	—	(361.8)
Equity in (earnings) losses of joint ventures and intercompany investments	(767.1)	(390.5)	824.4	(333.2)	(0.1)	333.2	(0.1)
Share-based compensation expense	14.3	—	—	14.3	—	—	14.3
Finance expense	63.7	75.0	(7.2)	131.5	191.6	(215.2)	107.9
Deferred tax expense (recovery)	(1.2)	65.8	—	64.6	(23.5)	—	41.1
Foreign exchange (gains) losses and other	(9.8)	(10.4)	—	(20.2)	(32.9)	—	(53.1)
Reclamation recovery	—	—	—		(11.9)	—	(11.9)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.2)	(14.4)	—	(15.6)	(48.9)	—	(64.5)
Inventories	(0.8)	12.6	0.2	12.0	41.8	—	53.8
Accounts payable and accrued liabilities	4.1	80.3	—	84.4	81.5	—	165.9
Cash flow provided from (used in) operating activities	23.9	815.8	(7.2)	832.5	934.4	(426.9)	1,340.0
Income taxes recovered (paid)	—	(57.0)	—	(57.0)	(58.1)	—	(115.1)
Net cash flow provided from (used in) operating activities	23.9	758.8	(7.2)	775.5	876.3	(426.9)	1,224.9
Investing:
Additions to property, plant and equipment	(30.7)	(696.4)	—	(727.1)	(378.1)	—	(1,105.2)
Acquisitions	—	—	—	—	(30.0)	—	(30.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	126.8	(22.6)	—	104.2	(32.6)	—	71.6
Net proceeds from the sale of property, plant and equipment	12.0	0.3	—	12.3	19.6	—	31.9
Increase in restricted cash	—	(0.4)	—	(0.4)	(2.1)	—	(2.5)
Interest received and other - net	0.5	1.6	—	2.1	5.5	—	7.6
Net cash flow provided from (used in) investing activities	108.6	(717.5)	—	(608.9)	(417.7)	—	(1,026.6)
Financing:
Proceeds from draw down of debt	300.0	—	—	300.0	—	—	300.0
Repayment of debt	(200.0)	—	—	(200.0)	—	—	(200.0)
Payment of lease liabilities	(2.0)	(8.6)	—	(10.6)	(3.7)	—	(14.3)
Interest paid	(55.6)	—	—	(55.6)	—	—	(55.6)
Dividends received from (paid to) common shareholders and subsidiaries	—	(22.3)	—	(22.3)	(189.4)	211.7	—
Dividend paid to non-controlling interest	—	—	—	—	(5.0)	—	(5.0)
Intercompany advances	(83.6)	5.3	7.2	(71.1)	(144.1)	215.2	—
Other - net	3.9	—	—	3.9	(3.9)	—	—
Net cash flow provided from (used in) financing activities	(37.3)	(25.6)	7.2	(55.7)	(346.1)	426.9	25.1
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	2.7	—	2.7
Increase (decrease) in cash and cash equivalents	95.2	15.7	—	110.9	115.2	—	226.1
Cash and cash equivalents, beginning of period	29.7	103.8	—	133.5	215.5	—	349.0
Cash and cash equivalents, end of period	$124.9	$119.5	$—	$244.4	$330.7	$—	$575.1

Consolidating statement of cash flows for the year ended December 31, 2018

	Guarantors
	Kinross Gold	Guarantor	Guarantor	Total	Non-
	Corp.	Subsidiaries	Adjustments	Guarantors	guarantors	Eliminations	Consolidated
Net inflow (outflow) of cash related to the following activities:
Operating:
Net earnings (loss)	$(23.6)	$78.1	$(78.1)	$(23.6)	$374.6	$(376.6)	$(25.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.7	409.3	—	413.0	359.4	—	772.4
Gain on disposition of associate and other interests - net	—	—	—	—	(2.1)	—	(2.1)
Reversals of impairment charges	—	—	—	—	—	—	—
Equity in (earnings) losses of joint ventures and intercompany investments	(41.4)	(1.0)	78.1	35.7	(0.1)	(35.3)	0.3
Share-based compensation expense	14.6	—	—	14.6	—	—	14.6
Finance expense	64.6	104.5	(8.1)	161.0	168.6	(228.4)	101.2
Deferred tax expense (recovery)	3.0	42.0	—	45.0	(36.1)	—	8.9
Foreign exchange (gains) losses and other	5.4	(8.4)	—	(3.0)	15.5	—	12.5
Reclamation recovery	—	—	—		(8.0)	—	(8.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.6)	7.9	—	6.3	(29.0)	—	(22.7)
Inventories	(0.5)	18.0	—	17.5	(23.2)	—	(5.7)
Accounts payable and accrued liabilities	(23.9)	12.8	—	(11.1)	80.9	—	69.8
Cash flow provided from (used in) operating activities	0.3	663.2	(8.1)	655.4	900.5	(640.3)	915.6
Income taxes recovered (paid)	0.1	(28.5)	—	(28.4)	(98.5)	—	(126.9)
Net cash flow provided from (used in) operating activities	0.4	634.7	(8.1)	627.0	802.0	(640.3)	788.7
Investing:
Additions to property, plant and equipment	(7.4)	(523.7)	—	(531.1)	(512.3)	—	(1,043.4)
Acquisitions	—	(269.2)	—	(269.2)	(35.0)	—	(304.2)
Net proceeds from the sale of (additions to) long-term investments and other assets	10.7	(23.5)	—	(12.8)	(40.1)	—	(52.9)
Net proceeds from the sale of property, plant and equipment	—	0.5	—	0.5	5.9	—	6.4
Increase in restricted cash	—	(0.6)	—	(0.6)	—	—	(0.6)
Interest received and other - net	2.2	1.4	—	3.6	4.1	—	7.7
Net cash flow provided from (used in) from investing activities	5.5	(815.1)	—	(809.6)	(577.4)	—	(1,387.0)
Financing:
Proceeds from draw down of debt	80.0	—	—	80.0	—	—	80.0
Repayment of debt	(80.0)	—	—	(80.0)	—	—	(80.0)
Payment of lease liabilities	—	—	—	—	—	—	—
Interest paid	(57.9)	—	—	(57.9)	—	—	(57.9)
Dividends received from (paid to) common shareholders and subsidiaries	0.1	0.4	—	0.5	(412.4)	411.9	—
Dividend paid to non-controlling interest	—	—	—	—	(13.0)	—	(13.0)
Intercompany advances	(185.1)	161.1	8.1	(15.9)	(212.5)	228.4	—
Other - net	(0.9)	—	—	(0.9)	(0.8)	—	(1.7)
Net cash flow provided from (used in) financing activities	(243.8)	161.5	8.1	(74.2)	(638.7)	640.3	(72.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(5.9)	—	(5.9)
Increase (decrease) in cash and cash equivalents	(237.9)	(18.9)	—	(256.8)	(420.0)	—	(676.8)
Cash and cash equivalents, beginning of period	267.6	122.7	—	390.3	635.5	—	1,025.8
Cash and cash equivalents, end of period	$29.7	$103.8	$—	$133.5	$215.5	$—	$349.0